Financial instruments and risk management (Details 4) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	€ 23,854	€ 39,035
Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,850	5,850
Preferred shares treated as financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	26,280
Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	11,489	5,568
Contingent consideration
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	295
Deferred consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	1,000
Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,515	42
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	23,854	39,035
Liquidity risk | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,850	5,850
Liquidity risk | Preferred shares treated as financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		26,280
Liquidity risk | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	11,489	5,568
Liquidity risk | Contingent consideration
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		295
Liquidity risk | Other current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,515	1,337
Liquidity risk | Deferred consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		1,000
Liquidity risk | Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		42
Liquidity risk | Aggregate contractual cash flow
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	24,288	14,062
Liquidity risk | Aggregate contractual cash flow | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,284	7,157
Liquidity risk | Aggregate contractual cash flow | Preferred shares treated as financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		0
Liquidity risk | Aggregate contractual cash flow | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	11,489	5,568
Liquidity risk | Aggregate contractual cash flow | Contingent consideration
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		295
Liquidity risk | Aggregate contractual cash flow | Other current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,515	1,337
Liquidity risk | Aggregate contractual cash flow | Deferred consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		1,000
Liquidity risk | Aggregate contractual cash flow | Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		42
Liquidity risk | Not later than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	24,288	7,418
Liquidity risk | Not later than one year | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,284	513
Liquidity risk | Not later than one year | Preferred shares treated as financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		0
Liquidity risk | Not later than one year | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	11,489	5,568
Liquidity risk | Not later than one year | Contingent consideration
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		295
Liquidity risk | Not later than one year | Other current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,515	1,337
Liquidity risk | Not later than one year | Deferred consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		1,000
Liquidity risk | Not later than one year | Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		42
Liquidity risk | 1-5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	6,644
Liquidity risk | 1-5 years | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	6,644
Liquidity risk | 1-5 years | Preferred shares treated as financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		0
Liquidity risk | 1-5 years | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Liquidity risk | 1-5 years | Contingent consideration
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		0
Liquidity risk | 1-5 years | Other current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Liquidity risk | 1-5 years | Deferred consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		0
Liquidity risk | 1-5 years | Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		0
Liquidity risk | More than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Liquidity risk | More than 5 years | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Liquidity risk | More than 5 years | Preferred shares treated as financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		0
Liquidity risk | More than 5 years | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0	0
Liquidity risk | More than 5 years | Contingent consideration
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		0
Liquidity risk | More than 5 years | Other current financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	€ 0	0
Liquidity risk | More than 5 years | Deferred consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		0
Liquidity risk | More than 5 years | Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		€ 0